Related Party Transactions (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable from related parties:
Accounts receivable from related parties		$ 490
Intel Corporation [Member]
Accounts receivable from related parties:
Accounts receivable from related parties	[1]	481
Intel (China) Co., Ltd. [Member]
Accounts receivable from related parties:
Accounts receivable from related parties	[1]
Intel Asia-Pacific Research and Development Ltd. [Member]
Accounts receivable from related parties:
Accounts receivable from related parties	[1]	$ 9

[1]	Upon the consummation of the Merger, both entities ceased to be the shareholders of the Group.